Securities	3 Months Ended
Jan. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Securities
NOTE 5:  SECURITIES
(a)
UNREALIZED SECURITIES GAINS (LOSSES)
The following table summarizes the unrealized gains and losses as at January 31, 2022 and October 31, 2021.

Unrealized Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)							As at
			January 31, 2022				October 31, 2021
	Cost/ amortized cost 1	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost/ amortized cost 1	Gross unrealized gains	Gross unrealized (losses)	Fair value
Government and government-related securities
Canadian government debt
Federal	$13,129	$80	$(20)	$13,189	$12,428	$98	$(7)	$12,519
Provinces	18,943	159	(35)	19,067	17,935	218	(10)	18,143
U.S. federal, state, municipal governments, and agencies debt	16,693	43	(32)	16,704	19,232	83	(15)	19,300
Other OECD government guaranteed debt	5,048	4	(5)	5,047	6,551	13	–	6,564

Mortgage-backed securities	317	1	–	318	1,251	3	–	1,254

	54,130	287	(92)	54,325	57,397	415	(32)	57,780
Other debt securities
Asset-backed securities	7,075	18	(10)	7,083	6,957	30	(6)	6,981

Corporate and other debt	7,755	33	(40)	7,748	8,054	68	(18)	8,104

	14,830	51	(50)	14,831	15,011	98	(24)	15,085

Total debt securities	68,960	338	(142)	69,156	72,408	513	(56)	72,865
Equity securities
Common shares	3,935	398	(80)	4,253	3,887	310	(80)	4,117

Preferred shares	467	41	(30)	478	470	43	(31)	482

	4,402	439	(110)	4,731	4,357	353	(111)	4,599
Total securities at fair value through other comprehensive income	$73,362	$777	$(252)	$73,887	$76,765	$866	$(167)	$77,464
1	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.
(b)
EQUITY SECURITIES DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
The Bank designated certain equity securities as equity securities at FVOCI. The following table summarizes the fair value of equity securities designated at FVOCI as at January 31, 2022 and October 31, 2021, and dividend income recognized on these securities for the three months ended January 31, 2022 and January 31, 2021.

Equity Securities Designated at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)		As at	For the three months ended
	January 31, 2022	October 31, 2021	January 31, 2022	January 31, 2021
	Fair value		Dividend income recognized
Common shares	$4,253	$4,117	$39	$30

Preferred shares	478	482	5	3
Total	$4,731	$4,599	$44	$33
The Bank disposed of certain equity securities in line with the Bank’s investment strategy with a fair value of $24 million during the three months ended January 31, 2022 (three months ended January 31, 2021 – $4 million). The Bank realized a cumulative gain of $2 million and earned no dividend income during the three
months ended
January 31, 2022 (cumulative gain and dividend income for the three months ended January 31, 2021
– nil)
.
(c)
DEBT SECURITIES NET REALIZED GAINS (LOSSES)
The following table summarizes the net realized gains and losses for the three months ended January 31, 2022 and January 31, 2021, which are included in Other income (loss) on the Interim Consolidated Statement of Income.

Debt Securities Net Realized Gains (Losses)
(millions of Canadian dollars)	For the three months ended
	January 31 2022	January 31 2021

Debt securities at fair value through other comprehensive income	$10	$20
(d)
CREDIT QUALITY OF DEBT SECURITIES
The Bank evaluates
non-retail
credit risk on an individual borrower basis, using both a borrower risk rating (BRR) and facility risk rating, as detailed in the shaded area of the “Managing Risk” section of the 2021 MD&A. This system is used to assess all non-retail
exposures, including debt securities.
The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances. Refer to the “Allowance for Credit Losses” table in Note 6 for details regarding the allowance and provision for credit losses on debt securities.
Debt Securities by Risk Ratings

(millions of Canadian dollars)											As at
	January 31, 2022						October 31, 2021
	Stage 1	Stage 2	Stage 3			Total	Stage 1	Stage 2	Stage 3		Total
Debt securities 1
Investment grade	$362,910	$–	$	n/a	2	$362,910	$339,426	$–	$	n/a	$339,426
Non-Investment grade	1,951	166		n/a		2,117	2,235	83		n/a	2,318
Watch and classified	n/a	77		n/a		77	n/a	62		n/a	62

Default	n/a	n/a		–		–	n/a	n/a		–	–

Total debt securities	364,861	243		–		365,104	341,661	145		–	341,806

Allowance for credit losses on debt securities at amortized cost	2	–		–		2	2	–		–	2

Total debt securities, net of allowance	$364,859	$243		$–		$365,102	$341,659	$145		$–	$341,804

1
Includes debt securities backed by government-guaranteed loans of $207 million (October 31, 2021 – $1 million), which are reported in Non-Investment grade or a lower risk rating based on the issuer’s credit risk.

2	Not applicable.
As at January 31, 2022, total debt securities, net of allowance, in the table above, include debt securities measured at amortized cost, net of allowance, of $295,946 million (October 31, 2021 – $268,939 million), and debt securities measured at FVOCI of $69,156 million (October 31, 2021 – $72,865 million).
The difference between probability-weighted ECLs and base ECLs on debt securities at FVOCI and at amortized cost as at both January 31, 2022 and October 31, 2021, was insignificant.